Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating revenues: (Notes 3, 4 and 13)
Time charter and bareboat revenues	$ 66,513	$ 70,250	$ 132,111	$ 137,476
Loss of hire insurance recoveries (Note 5)	4,397		10,279
Other income	27	9	28	607
Total revenues	70,937	70,259	142,418	138,083
Operating expenses: (Note 13)
Vessel operating expenses	17,394	13,112	35,954	28,746
Depreciation	23,831	22,451	47,515	44,824
Write-down (Note 19)	29,421		29,421
General and administrative expenses	1,492	1,337	3,113	2,724
Total operating expenses	72,138	36,900	116,003	76,294
Operating income (loss)	(1,201)	33,359	26,415	61,789
Finance income (expense):
Interest income		3		121
Interest expense (Note 6)	(6,804)	(8,512)	(14,176)	(18,974)
Other finance expense (Note 6)	(250)	(199)	(409)	(307)
Realized and unrealized gain (loss) on derivative instruments (Note 7)	(2,265)	(3,092)	5,746	(26,782)
Net gain (loss) on foreign currency transactions	(144)	127	(96)	(297)
Total finance expense	(9,463)	(11,673)	(8,935)	(46,239)
Income (loss) before income taxes	(10,664)	21,686	17,480	15,550
Income tax benefit (Note 9)	(261)	(3)	(264)	(6)
Net income (loss)	(10,925)	21,683	17,216	15,544
Series A Preferred unitholders' interest in net income	1,759	1,800	3,559	3,600
General Partner's interest in net income	(233)	368	253	221
Limited Partners' interest in net income	$ (12,451)	$ 19,515	$ 13,404	$ 11,723
Earnings per unit (Basic): (Note 15)
General Partner unit (basic)	$ (0.38)	$ 0.60	$ 0.41	$ 0.36
Earnings per unit (Diluted): (Note 15)
General Partner unit (basic)	(0.38)	0.60	0.41	0.36
Common Units
Earnings per unit (Basic): (Note 15)
Common unit (basic)	(0.38)	0.60	0.41	0.36
Earnings per unit (Diluted): (Note 15)
Common unit (diluted)	$ (0.38)	$ 0.58	$ 0.41	$ 0.36